PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited)

VY
®
T. Rowe Price Diversified
Mid Cap Growth Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: 99.5%
Communication Services: 4.3%
27,000
(1)
Liberty Media Corp.-
Liberty Formula One
- Class C, Tracking
Stock
$ 2,430,270
0 .3
56,200
(1)
Live Nation
Entertainment, Inc.
7,338,596
0 .9
214,100
(1)
Pinterest, Inc. - Class A
6,637,100
0 .8
7,547
(1)
Reddit, Inc. - Class A
791,680
0 .1
154,700
(1)
ROBLOX Corp. - Class
A
9,017,463
1 .0
5,300
(1)
Take-Two Interactive
Software, Inc.
1,098,425
0 .1
11,700  TKO Group Holdings,
Inc.
1,787,877
0 .2
148,273
(1)
Trade Desk, Inc.
- Class A
8,113,499
0 .9
37,214,910
4 .3
Consumer Discretionary: 13.7%
300
(1)
AutoZone, Inc.
1,143,834
0 .1
16,700
(1)
Birkenstock Holding
PLC
765,695
0 .1
9,400
(1)
Bright Horizons Family
Solutions, Inc.
1,194,176
0 .1
34,100
(1)
Burlington Stores, Inc.
8,127,053
0 .9
12,500
(1)
Carvana Co.
2,613,500
0 .3
25,500
(1)(2)
Cava Group, Inc.
2,203,455
0 .3
20,000
Churchill Downs, Inc.
2,221,400
0 .3
324,600
(1)
Coupang, Inc.
7,118,478
0 .8
16,800  Darden Restaurants,
Inc.
3,490,368
0 .4
59,600
(1)
Deckers Outdoor Corp.
6,663,876
0 .8
7,200  Dick's Sporting Goods,
Inc.
1,451,232
0 .2
4,500
Domino's Pizza, Inc.
2,067,525
0 .2
5,375
(1)
DoorDash, Inc. - Class
A
982,389
0 .1
137,600
(1)
DraftKings, Inc. - Class
A
4,569,696
0 .5
7,500
(1)
Duolingo, Inc.
2,329,050
0 .3
19,000
(1)
Dutch Bros, Inc.
- Class A
1,173,060
0 .1
38,100
Expedia Group, Inc.
6,404,610
0 .7
9,600
(1)
Floor & Decor
Holdings, Inc. - Class A
772,512
0 .1
43,650  Hilton Worldwide
Holdings, Inc.
9,932,558
1 .2
6,300  Hyatt Hotels Corp.
- Class A
771,750
0 .1
73,800  Las Vegas Sands
Corp.
2,850,894
0 .3
13,700
(1)
Light & Wonder, Inc.
1,186,557
0 .1
119
(1)
NVR, Inc.
862,082
0 .1
8,800
(1)
Ollie's Bargain Outlet
Holdings, Inc.
1,023,968
0 .1
23,200
(1)
On Holding AG - Class
A
1,018,944
0 .1
26,100
(1)
Planet Fitness, Inc.
- Class A
2,521,521
0 .3
2,300
(1)
RH
539,143
0 .1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
57,000
Ross Stores, Inc.
$ 7,284,030
0 .8
44,500  Royal Caribbean
Cruises Ltd.
9,142,080
1 .1
12,700  Service Corp.
International
1,018,540
0 .1
8,900
(1)
SharkNinja, Inc.
742,349
0 .1
20,500
(1)
Skechers USA, Inc.
- Class A
1,163,990
0 .1
28,000
Texas Roadhouse, Inc.
4,665,640
0 .5
2,600
(1)
TopBuild Corp.
792,870
0 .1
155,400
Tractor Supply Co.
8,562,540
1 .0
12,221
(1)
Ulta Beauty, Inc.
4,479,485
0 .5
25,197
(1)(2)
Viking Holdings Ltd.
1,001,581
0 .1
15,300
Williams-Sonoma, Inc.
2,418,930
0 .3
11,250
Wingstop, Inc.
2,537,775
0 .3
119,809,136
13 .7
Consumer Staples: 2.4%
27,300
(1)
BJ's Wholesale Club
Holdings, Inc.
3,114,930
0 .4
9,900  Casey's General
Stores, Inc.
4,296,996
0 .5
39,100
(1)
Celsius Holdings, Inc.
1,392,742
0 .2
16,914
(1)
e.l.f. Beauty, Inc.
1,062,030
0 .1
6,200
(1)
Freshpet, Inc.
515,654
0 .1
22,600
(1)
Performance Food
Group Co.
1,777,038
0 .2
87,400  Primo Brands Corp.
- Class A
3,101,826
0 .3
82,200
(1)
US Foods Holding
Corp.
5,380,812
0 .6
20,642,028
2 .4
Energy: 4.7%
35,600
Cheniere Energy, Inc.
8,237,840
0 .9
9,300  Chesapeake Energy
Corp.
1,035,276
0 .1
33,600
Coterra Energy, Inc.
971,040
0 .1
11,400  Diamondback Energy,
Inc.
1,822,632
0 .2
37,900  Magnolia Oil & Gas
Corp. - Class A
957,354
0 .1
15,800  Matador Resources
Co.
807,222
0 .1
25,600
Noble Corp. PLC
606,720
0 .1
159,100  Permian Resources
Corp.
2,203,535
0 .3
80,300
Targa Resources Corp.
16,097,741
1 .8
30,900
TechnipFMC PLC
979,221
0 .1
171,510
Viper Energy, Inc.
7,743,676
0 .9
41,462,257
4 .7
Financials: 12.9%
20,500
Allstate Corp.
4,244,935
0 .5
28,250  Ameriprise Financial,
Inc.
13,676,108
1 .6
10,600  Arch Capital Group
Ltd.
1,019,508
0 .1
60,100  Ares Management
Corp. - Class A
8,811,261
1 .0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

VY
®
T. Rowe Price Diversified
Mid Cap Growth Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
6,400  Arthur J Gallagher &
Co.
$ 2,209,536
0 .3
86,550
(1)
Block, Inc.
4,702,261
0 .5
169,900
Blue Owl Capital, Inc.
3,404,796
0 .4
43,000
Brown & Brown, Inc.
5,349,200
0 .6
50,850
(1)
Coinbase Global, Inc.
- Class A
8,757,895
1 .0
42,700  Corebridge Financial,
Inc.
1,348,039
0 .2
24,700
(1)
Corpay, Inc.
8,613,384
1 .0
8,800  Hartford Financial
Services Group, Inc.
1,088,824
0 .1
7,150  Kinsale Capital Group,
Inc.
3,479,976
0 .4
24,200  LPL Financial
Holdings, Inc.
7,916,788
0 .9
3,000
Morningstar, Inc.
899,610
0 .1
15,350
MSCI, Inc.
8,680,425
1 .0
827,500
(1)
NU Holdings Ltd./
Cayman Islands
- Class A
8,473,600
1 .0
28,900
(1)
Robinhood Markets,
Inc. - Class A
1,202,818
0 .1
43,500  Ryan Specialty
Holdings, Inc.
3,213,345
0 .4
13,500
(1)(2)
Shift4 Payments, Inc.
- Class A
1,103,085
0 .1
31,250  StepStone Group, Inc.
- Class A
1,632,188
0 .2
27,900
Stifel Financial Corp.
2,629,854
0 .3
126,300
(1)
Toast, Inc. - Class A
4,189,371
0 .5
23,547
(2)
TPG, Inc.
1,116,834
0 .1
32,419  Tradeweb Markets,
Inc. - Class A
4,812,925
0 .5
112,576,566
12 .9
Health Care: 14.3%
6,400  Agilent Technologies,
Inc.
748,672
0 .1
10,700
Alcon, Inc.
1,015,751
0 .1
30,900
(1)
Alkermes PLC
1,020,318
0 .1
37,100
(1)
Alnylam
Pharmaceuticals, Inc.
10,017,742
1 .2
73,500  AmerisourceBergen
Corp.
20,439,615
2 .3
3,435
(1)
Argenx SE, ADR
2,033,056
0 .2
7,700
(1)
Ascendis Pharma A/S,
ADR
1,200,122
0 .1
24,900
(1)
Avidity Biosciences,
Inc.
735,048
0 .1
5,400
(1)
BeiGene Ltd., ADR
1,469,718
0 .2
2,800
(1)
Bio-Rad Laboratories,
Inc. - Class A
681,968
0 .1
12,774
Bio-Techne Corp.
748,940
0 .1
8,500
(1)
Blueprint Medicines
Corp.
752,335
0 .1
56,200
Cardinal Health, Inc.
7,742,674
0 .9
1,850
Chemed Corp.
1,138,342
0 .1
76,600
(1)
Dexcom, Inc.
5,231,014
0 .6
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
31,800  Encompass Health
Corp.
$ 3,220,704
0 .4
24,600
(1)
Exact Sciences Corp.
1,064,934
0 .1
10,600
(1)
Globus Medical, Inc.
- Class A
775,920
0 .1
28,850
(1)
IDEXX Laboratories,
Inc.
12,115,558
1 .4
12,600
(1)
Insmed, Inc.
961,254
0 .1
5,200
(1)
Inspire Medical
Systems, Inc.
828,256
0 .1
18,300
(1)
Insulet Corp.
4,805,763
0 .6
4,700
(1)
IQVIA Holdings, Inc.
828,610
0 .1
5,500
(1)
Krystal Biotech, Inc.
991,650
0 .1
10,100
(1)
Lantheus Holdings,
Inc.
985,760
0 .1
26,000
(1)
Legend Biotech Corp.,
ADR
882,180
0 .1
2,900
(1)
Madrigal
Pharmaceuticals, Inc.
960,567
0 .1
4,000
(1)
Medpace Holdings,
Inc.
1,218,760
0 .1
725
(1)
Mettler-Toledo
International, Inc.
856,160
0 .1
3,750
(1)
Molina Healthcare, Inc.
1,235,213
0 .1
42,100
(1)
Natera, Inc.
5,953,361
0 .7
33,979
(1)
Neurocrine
Biosciences, Inc.
3,758,077
0 .4
11,900
(1)
Nuvalent, Inc. - Class A
843,948
0 .1
11,100
(1)
Penumbra, Inc.
2,968,251
0 .3
7,500
Quest Diagnostics, Inc.
1,269,000
0 .1
5,886
(1)
Repligen Corp.
748,935
0 .1
16,300
ResMed, Inc.
3,648,755
0 .4
23,600
(1)
Revolution Medicines,
Inc.
834,496
0 .1
8,000
Revvity, Inc.
846,400
0 .1
25,500
(1)
Sarepta Therapeutics,
Inc.
1,627,410
0 .2
55,600
(1)(2)
Summit Therapeutics,
Inc.
1,072,524
0 .1
18,700
(1)
Tenet Healthcare Corp.
2,515,150
0 .3
13,450
(1)
Ultragenyx
Pharmaceutical, Inc.
487,024
0 .1
2,650
(1)
United Therapeutics
Corp.
816,915
0 .1
10,900
(1)
Vaxcyte, Inc.
411,584
0 .1
39,900
(1)
Veeva Systems, Inc.
- Class A
9,242,037
1 .1
14,100
(1)
Verona Pharma PLC,
ADR
895,209
0 .1
124,645,680
14 .3
Industrials: 14.7%
23,500
AAON, Inc.
1,836,055
0 .2
7,700  Advanced Drainage
Systems, Inc.
836,605
0 .1
5,162
AMETEK, Inc.
888,587
0 .1
25,700
(1)
API Group Corp.
919,032
0 .1
22,425
(1)
Axon Enterprise, Inc.
11,794,429
1 .4
52,364  Booz Allen Hamilton
Holding Corp.
5,476,227
0 .6

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

VY
®
T. Rowe Price Diversified
Mid Cap Growth Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
7,600  BWX Technologies,
Inc.
$ 749,740
0 .1
2,700
(1)
CACI International, Inc.
- Class A
990,684
0 .1
2,300
Carlisle Cos., Inc.
783,150
0 .1
4,100
(1)
Clean Harbors, Inc.
808,110
0 .1
12,500  Comfort Systems USA,
Inc.
4,029,125
0 .5
17,069
(1)
Copart, Inc.
965,935
0 .1
47,400
(1)
Core & Main, Inc.
- Class A
2,289,894
0 .3
13,145
(1)
CoStar Group, Inc.
1,041,478
0 .1
5,087
Equifax, Inc.
1,238,990
0 .1
10,174
Esab Corp.
1,185,271
0 .1
155,500
Fastenal Co.
12,059,025
1 .4
5,450  Ferguson Enterprises,
Inc.
873,253
0 .1
9,300
FTAI Aviation Ltd.
1,032,579
0 .1
5,100
(1)
FTI Consulting, Inc.
836,808
0 .1
23,300  GFL Environmental,
Inc.
1,125,623
0 .1
33,100
HEICO Corp.
8,843,989
1 .0
38,300  Howmet Aerospace,
Inc.
4,968,659
0 .6
2,200
Hubbell, Inc.
728,002
0 .1
17,000
KBR, Inc.
846,770
0 .1
10,100  Lennox International,
Inc.
5,664,383
0 .6
12,200
(1)(2)
Loar Holdings, Inc.
861,930
0 .1
94,600
(1)
Lyft, Inc. - Class A
1,122,902
0 .1
61,500  Old Dominion Freight
Line, Inc.
10,175,175
1 .2
15,900
(1)
Parsons Corp.
941,439
0 .1
14,000
Quanta Services, Inc.
3,558,520
0 .4
3,150
(1)
RBC Bearings, Inc.
1,013,575
0 .1
4,600
Republic Services, Inc.
1,113,936
0 .1
20,137
Rollins, Inc.
1,088,002
0 .1
6,050
(1)
Saia, Inc.
2,114,051
0 .2
6,700
(1)
SiteOne Landscape
Supply, Inc.
813,648
0 .1
36,480
(1)(2)
Standardaero, Inc.
971,827
0 .1
40,500
(1)(2)
Symbotic, Inc.
818,505
0 .1
41,300
(1)
Trex Co., Inc.
2,399,530
0 .3
1,250
United Rentals, Inc.
783,375
0 .1
42,256
Verisk Analytics, Inc.
12,576,231
1 .4
37,100
(1)
Verra Mobility Corp.
835,121
0 .1
110,100  Vertiv Holdings Co.
- Class A
7,949,220
0 .9
6,950  Waste Connections,
Inc.
1,356,571
0 .2
4,700  Westinghouse Air
Brake Technologies
Corp.
852,345
0 .1
25,100
(2)
WillScot Mobile Mini
Holdings Corp.
697,780
0 .1
36,500
(1)
XPO, Inc.
3,926,670
0 .5
128,782,756
14 .7
Information Technology: 28.4%
6,000
(1)
Appfolio, Inc. - Class A
1,319,400
0 .2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
76,486
(1)
AppLovin Corp. - Class
A
$ 20,266,495
2 .3
4,500
Badger Meter, Inc.
856,125
0 .1
21,500
(1)
Braze, Inc. - Class A
775,720
0 .1
34,033  Broadridge Financial
Solutions, Inc.
8,251,641
0 .9
85,900
(1)
CCC Intelligent
Solutions Holdings,
Inc.
775,677
0 .1
13,700
CDW Corp.
2,195,562
0 .3
7,600
(1)
Celestica, Inc.
598,956
0 .1
10,000
(1)
Ciena Corp.
604,300
0 .1
31,200
(1)
Clearwater Analytics
Holdings, Inc. - Class A
836,160
0 .1
115,600
(1)
Cloudflare, Inc. - Class
A
13,026,964
1 .5
9,100
(1)
Coherent Corp.
590,954
0 .1
87,148
(1)
Confluent, Inc. - Class
A
2,042,749
0 .2
43,400
Corning, Inc.
1,986,852
0 .2
5,600
(1)
CyberArk Software Ltd.
1,892,800
0 .2
91,946
(1)
Datadog, Inc. - Class A
9,121,963
1 .0
8,200
(1)
Descartes Systems
Group, Inc.
826,806
0 .1
66,300
(1)
DocuSign, Inc.
5,396,820
0 .6
79,137
(1)
Dynatrace, Inc.
3,731,310
0 .4
22,700
(1)
Elastic NV
2,022,570
0 .2
34,700
(2)
Entegris, Inc.
3,035,556
0 .3
6,182
(1)
Fair Isaac Corp.
11,400,597
1 .3
5,346
(1)
First Solar, Inc.
675,895
0 .1
10,100
(1)
Fortinet, Inc.
972,226
0 .1
26,650
(1)
Gartner, Inc.
11,186,071
1 .3
6,300
(1)
Globant SA
741,636
0 .1
50,250
(1)
GoDaddy, Inc. - Class
A
9,052,035
1 .0
14,300
(1)
Guidewire Software,
Inc.
2,679,248
0 .3
18,641
(1)
HubSpot, Inc.
10,649,417
1 .2
6,500
(1)
Impinj, Inc.
589,550
0 .1
5,650
(1)
Keysight Technologies,
Inc.
846,200
0 .1
33,700
(1)
Lattice Semiconductor
Corp.
1,767,565
0 .2
8,600
(1)
MACOM Technology
Solutions Holdings,
Inc.
863,268
0 .1
21,200
(1)
Manhattan Associates,
Inc.
3,668,448
0 .4
8,200
MKS Instruments, Inc.
657,230
0 .1
5,700
(1)
Monday.com Ltd.
1,386,012
0 .2
4,739
(1)
MongoDB, Inc.
831,221
0 .1
16,350  Monolithic Power
Systems, Inc.
9,482,673
1 .1
41,400
(1)
Nutanix, Inc. - Class A
2,890,134
0 .3
8,100
(1)
Onto Innovation, Inc.
982,854
0 .1
603,935
(1)
Palantir Technologies,
Inc. - Class A
50,972,114
5 .8
39,200
Paychex, Inc.
6,047,776
0 .7
19,400
(1)
Paylocity Holding
Corp.
3,634,396
0 .4

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

VY
®
T. Rowe Price Diversified
Mid Cap Growth Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
21,536
(1)
Procore Technologies,
Inc.
$ 1,421,807
0 .2
26,875
(1)
PTC, Inc.
4,164,281
0 .5
70,200
(1)
Pure Storage, Inc.
- Class A
3,107,754
0 .4
30,300
(1)
Rambus, Inc.
1,568,782
0 .2
12,500
(1)
Rubrik, Inc. - Class A
762,250
0 .1
90,037
(1)
SailPoint, Inc.
1,688,194
0 .2
30,900
(1)
Samsara, Inc. - Class
A
1,184,397
0 .1
5,194
(1)(2)
ServiceTitan, Inc.
- Class A
494,001
0 .1
155,950
(1)
Super Micro Computer,
Inc.
5,339,728
0 .6
31,626
(3)(4)
Tanium, Inc. - Class B
166,353
0.0
9,400
(1)
Twilio, Inc. - Class A
920,354
0 .1
12,525
(1)
Tyler Technologies,
Inc.
7,281,910
0 .8
4,150
(1)
Zebra Technologies
Corp. - Class A
1,172,624
0 .1
35,300
(1)
Zscaler, Inc.
7,004,226
0 .8
248,408,607
28 .4
Materials: 0.8%
20,900
Louisiana-Pacific Corp.
1,922,382
0 .2
7,700
RPM International, Inc.
890,736
0 .1
8,000
Steel Dynamics, Inc.
1,000,640
0 .1
12,550
Vulcan Materials Co.
2,927,915
0 .4
6,741,673
0 .8
Real Estate: 2.0%
12,800
(1)
CBRE Group, Inc.
- Class A
1,673,984
0 .2
23,900
CubeSmart
1,020,769
0 .1
14,800  Equity LifeStyle
Properties, Inc.
987,160
0 .1
7,900
FirstService Corp.
1,311,005
0 .2
55,650
Iron Mountain, Inc.
4,788,126
0 .6
17,343  Lamar Advertising Co.
- Class A
1,973,287
0 .2
18,700  Rexford Industrial
Realty, Inc.
732,105
0 .1
21,900  Simon Property Group,
Inc.
3,637,152
0 .4
15,200
Terreno Realty Corp.
960,944
0 .1
17,084,532
2 .0
Utilities: 1.3%
97,700
Vistra Corp.
11,473,888
1 .3
Total Common Stock
(Cost $751,180,662)
868,842,033
99 .5
PREFERRED STOCK: 0.3%
Consumer Discretionary: 0.1%
32,438
(3)(4)
Rappi, Inc. - Series E
707,473
0 .1
Shares Value
Percentage
of Net
Assets
PREFERRED STOCK: (continued)
Health Care: 0.0%
123,878
(3)(4)
Caris Life Sciences,
Inc. - Series D
$ 609,480
0.0
Information Technology: 0.2%
353,970
(3)(4)
Tanium, Inc. - Series G
1,861,882
0 .2
Total Preferred Stock
(Cost $4,698,667)
3,178,835
0 .3
Total Long-Term
Investments
(Cost $755,879,329)
872,020,868
99 .8
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: 1.7%
Repurchase Agreements: 1.4%
2,538,799
(5)
Citadel Securities
LLC, Repurchase
Agreement dated
03/31/2025, 4.440%,
due 04/01/2025
(Repurchase
Amount $2,539,108,
collateralized
by various U.S.
Government
Securities, 0.000%-
4.625%, Market Value
plus accrued interest
$2,589,894, due
04/15/25-02/15/55)
2,538,799
0 .3
2,477,096
(5)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
03/31/2025, 4.370%,
due 04/01/2025
(Repurchase
Amount $2,477,393,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market Value
plus accrued interest
$2,526,638, due
04/10/25-03/01/55)
2,477,096
0 .3

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

VY
®
T. Rowe Price Diversified
Mid Cap Growth Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,833,964
(5)
HSBC Securities
(USA) Inc.,
Repurchase
Agreement dated
03/31/2025, 4.370%,
due 04/01/2025
(Repurchase
Amount $1,834,184,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 1.470%-
6.500%, Market Value
plus accrued interest
$1,870,643, due
06/01/28-02/01/55)
$ 1,833,964
0 .2
3,136,940
(5)
RBC Dominion
Securities, Inc.,
Repurchase
Agreement dated
03/31/2025, 4.360%,
due 04/01/2025
(Repurchase
Amount $3,137,315,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.500%, Market Value
plus accrued interest
$3,199,679, due
04/10/25-12/15/66)
3,136,940
0 .3
2,538,799
(5)
State of Wisconsin
Investment Board,
Repurchase
Agreement dated
03/31/2025, 4.470%,
due 04/01/2025
(Repurchase
Amount $2,539,110,
collateralized
by various U.S.
Government
Securities, 0.125%-
3.625%, Market Value
plus accrued interest
$2,586,141, due
04/15/26-02/15/53)
2,538,799
0 .3
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
268,415
(5)
TD Securities (USA)
LLC, Repurchase
Agreement dated
03/31/2025, 4.370%,
due 04/01/2025
(Repurchase
Amount $268,447,
collateralized
by various U.S.
Government
Securities, 4.875%,
Market Value plus
accrued interest
$273,783, due
10/31/28)
$ 268,415
0.0
Total Repurchase
Agreements
(Cost $12,794,013)
12,794,013
1 .4
Time Deposits: 0.1%
310,000
(5)
Royal Bank Of
Canada,
4.330
%,
04/01/2025 310,000
0 .1
290,000
(5)
Societe Generale,
4.320
%,
04/01/2025 290,000
0.0
Total Time Deposits
(Cost $600,000)
600,000
0 .1
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Mutual Funds: 0.2%
1,312,906
(6)
T. Rowe Price
Government
Reserve Fund, 5.400%
(Cost $1,312,906) $ 1,312,906 0 .2
Total Short-Term
Investments
(Cost $14,706,919)
14,706,919
1 .7
Total Investments in
Securities
(Cost $770,586,248) $ 886,727,787 101 .5
Liabilities in Excess
of Other Assets (13,456,802) (1.5)
Net Assets $ 873,270,985 100.0
ADR American Depositary Receipt

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

VY
®
T. Rowe Price Diversified
Mid Cap Growth Portfolio
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(4)
Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2025, the Portfolio held restricted securities with a fair value of $3,345,188 or 0.4% of net assets. Please refer to the table below for additional details.
(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)
Rate shown is the 7-day yield as of March 31, 2025.

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

VY
®
T. Rowe Price Diversified
Mid Cap Growth Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2025
Asset Table
Investments, at fair value
Common Stock
Communication Services $ 37,214,910 $ — $ — $ 37,214,910
Consumer Discretionary 119,809,136 — — 119,809,136
Consumer Staples 20,642,028 — — 20,642,028
Energy 41,462,257 — — 41,462,257
Financials 112,576,566 — — 112,576,566
Health Care 124,645,680 — — 124,645,680
Industrials 128,782,756 — — 128,782,756
Information Technology 248,242,254 — 166,353 248,408,607
Materials 6,741,673 — — 6,741,673
Real Estate 17,084,532 — — 17,084,532
Utilities 11,473,888 — — 11,473,888
Total Common Stock 868,675,680 — 166,353 868,842,033
Preferred Stock — — 3,178,835 3,178,835
Short-Term Investments 1,312,906 13,394,013 — 14,706,919
Total Investments, at fair value $ 869,988,586 $ 13,394,013 $ 3,345,188 $ 886,727,787
At March 31, 2025, VY
®
T. Rowe Price Diversified Mid Cap Growth Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
Caris Life Sciences, Inc. - Series D 5/11/2021 $ 1,003,412 $ 609,480
Rappi, Inc. - Series E 9/8/2020 1,938,042 707,473
Tanium, Inc. - Class B 9/24/2020 360,385 166,353
Tanium, Inc. - Series G 8/26/2015 1,757,213 1,861,882
$ 5,059,052 $ 3,345,188
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 179,532,178
Gross Unrealized Depreciation (63,390,639)
Net Unrealized Appreciation $ 116,141,539